Borrowings - Summary of types of Borrowings both Current and Non-current (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Total	£ 6,365	£ 5,253
Short-term bank loans, overdrafts and commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Total	686	464
Term debt, excluding fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total	2,422	1,891
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Total	360	391
Term debt, in fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total	2,652	2,069
Term debt, previously in fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total	245	438
Within 1 year [member]
Disclosure of detailed information about borrowings [line items]
Total	1,392	762
Within 1 year [member] | Short-term bank loans, overdrafts and commercial paper [member]
Disclosure of detailed information about borrowings [line items]
Total	686	464
Within 1 year [member] | Term debt, excluding fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total	614	209
Within 1 year [member] | Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Total	92	89
More than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Total	4,973	4,491
More than 1 year [member] | Term debt, excluding fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total	1,808	1,682
More than 1 year [member] | Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Total	268	302
More than 1 year [member] | Term debt, in fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total	2,652	2,069
More than 1 year [member] | Term debt, previously in fair value hedging relationships [member]
Disclosure of detailed information about borrowings [line items]
Total	£ 245	£ 438